WRL FREEDOM ATTAINER/registered trademark/
                               VARIABLE ANNUITY

                                 Issued Through
                           WRL SERIES ANNUITY ACCOUNT
                                       By
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
PROSPECTUS
MAY 1, 2000


     This prospectus gives you important information about the WRL Freedom Attainer/registered trademark/, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the mutual fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans.

     You can put your money into 30 investment choices: a fixed account and 29 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

     The 29 portfolios we currently offer through the subaccounts under this Contract are:

                                              WRL SERIES FUND, INC.
 WRL VKAM Emerging Growth                                             WRL Great Companies -- America (SM)
 WRL T. Rowe Price Small Cap                                          WRL Salomon All Cap
 WRL Goldman Sachs Small Cap                                          WRL C.A.S.E. Growth
 WRL Pilgrim Baxter Mid Cap Growth                                    WRL Dreyfus Mid Cap
 WRL Alger Aggressive Growth                                          WRL NWQ Value Equity
 WRL Third Avenue Value                                               WRL T. Rowe Price Dividend Growth
 WRL Value Line Aggressive Growth                                     WRL Dean Asset Allocation
 WRL GE International Equity (formerly, WRL GE/Scottish Equitable     WRL LKCM Strategic Total Return
  International Equity)
 WRL Janus Global                                                     WRL J.P. Morgan Real Estate Securities
 WRL Great Companies -- Technology (SM)                               WRL Federated Growth & Income
 WRL Janus Growth                                                     WRL AEGON Balanced
 WRL Goldman Sachs Growth                                             WRL AEGON Bond
 WRL GE U.S. Equity                                                   WRL J.P. Morgan Money Market


                     VARIABLE INSURANCE PRODUCTS FUND (VIP)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2

                  VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2

                 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2

     If you would like more information about the WRL Freedom Attainer/registered trademark/, you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2000. Please call us at 1-800-851-9777 or write us at: Western Reserve, Administrative Office - Annuity Department, P.O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACT AND THE FUNDS:
/bullet/ ARE NOT BANK DEPOSITS
/bullet/ ARE NOT FEDERALLY INSURED
/bullet/ ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
/bullet/ ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
/bullet/ INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS OF SPECIAL TERMS ..............................................     1
SUMMARY ...................................................................     3
ANNUITY CONTRACT FEE TABLE ................................................     9
EXAMPLES ..................................................................    10
 1.  THE ANNUITY CONTRACT .................................................    12
     The Contract .........................................................    12
     Other Contracts ......................................................    12
 2.  ANNUITY PAYMENTS (THE INCOME PHASE) ..................................    13
     Annuity Payment Options Under the Contract ...........................    13
     Fixed Annuity Payment Options ........................................    14
     Variable Annuity Payment Options .....................................    15
 3.  PURCHASE .............................................................    16
     Contract Issue Requirements ..........................................    16
     Purchase Payments ....................................................    16
     Initial Purchase Requirements ........................................    16
     Additional Purchase Payments .........................................    17
     Maximum Annual Purchase Payments .....................................    17
     Allocation of Purchase Payments ......................................    17
     Right to Cancel Period ...............................................    17
     Annuity Value ........................................................    18
     Accumulation Units ...................................................    18
 4.  INVESTMENT CHOICES ...................................................    18
     The Separate Account .................................................    18
     The Fixed Account ....................................................    20
     Transfers ............................................................    20
     Dollar Cost Averaging Program ........................................    21
     Asset Rebalancing Program ............................................    22
     Telephone or Fax Transactions ........................................    22
     Third Party Investment Services ......................................    23
 5.  EXPENSES .............................................................    23
     Mortality and Expense Risk Charge ....................................    23
     Administrative Charge ................................................    24
     Annual Contract Charge ...............................................    24
     Transfer Charge ......................................................    24
     Loan Processing Fee ..................................................    24
     Premium Taxes ........................................................    24
     Federal, State and Local Taxes .......................................    25
     Withdrawal Charge ....................................................    25
     Portfolio Management Fees ............................................    27
     Reduced or Waived Charges and Expenses to Employees ..................    27
 6.  TAXES ................................................................    27
     Annuity Contracts in General .........................................    27
     Qualified and Nonqualified Contracts .................................    28
     Partial Withdrawals and Complete Surrenders -- Nonqualified Contracts     28
     Multiple Contracts ...................................................    29

     Diversification and Distribution Requirements ......................   29
     Partial Withdrawals and Complete Surrenders -- Qualified Contracts .   29
     Taxation of Death Benefit Proceeds .................................   30
     Annuity Payments ...................................................   30
     Transfers, Assignments or Exchanges of Contracts ...................   31
     Possible Tax Law Changes ...........................................   31
 7.  ACCESS TO YOUR MONEY ...............................................   32
     Partial Withdrawals and Complete Surrenders ........................   32
     Delay of Payments and Transfers ....................................   33
     Systematic Partial Withdrawals .....................................   33
     Contract Loans for Qualified Contracts .............................   34
 8.  PERFORMANCE ........................................................   36
 9.  DEATH BENEFIT ......................................................   36
     When We Pay a Death Benefit ........................................   37
     When We Do Not Pay a Death Benefit .................................   37
     Amount of Death Benefit During the Accumulation Period .............   38
     Alternate Payment Elections Before the Maturity Date ...............   39
10.  OTHER INFORMATION ..................................................   40
     Ownership ..........................................................   40
     Annuitant ..........................................................   40
     Beneficiary ........................................................   40
     Assignment .........................................................   40
     Western Reserve Life Assurance Co. of Ohio .........................   40
     The Separate Account ...............................................   41
     Voting Rights ......................................................   41
     Distribution of the Contracts ......................................   41
     Non-Participating Contract .........................................   42
     Variations in Contract Provisions ..................................   42
     IMSA ...............................................................   42
     Legal Proceedings ..................................................   43
     Financial Statements ...............................................   43
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ............   43
APPENDIX A -- CONDENSED FINANCIAL INFORMATION ...........................   44
APPENDIX B -- HISTORICAL PERFORMANCE DATA ...............................   54

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 accumulation       The period between the Contract date and the maturity date while the
 period             Contract is in force.
                    -------------------------------------------------------------------------------
 accumulation       An accounting unit of measure we use to calculate subaccount values during
 unit value         the accumulation period.
                    -------------------------------------------------------------------------------
 administrative     Our administrative office and mailing address is P.O. Box 5068, Clearwater,
 office             Florida 33758-5068. Our street address is 570 Carillon Parkway,
                    St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
                    -------------------------------------------------------------------------------
 age                The issue age, which is annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term
                    "age" in this prospectus, it has the same meaning as "attained age" in the
                    Contract.
                    -------------------------------------------------------------------------------
 annuitant          The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the
                    Contract's death benefit provisions and annuity provision.
                    -------------------------------------------------------------------------------
 annuity unit       An accounting unit of measure we use to calculate annuity payments from the
 value              subaccounts after the maturity date.
                    -------------------------------------------------------------------------------
 annuity value      The sum of the separate account value and the fixed account value.
                    -------------------------------------------------------------------------------
 beneficiary(ies)   The person(s) you elect to receive the death benefit proceeds under the
                    Contract.
                    -------------------------------------------------------------------------------
 cash value         The annuity value less any applicable premium taxes and any withdrawal charge.
                    -------------------------------------------------------------------------------
 Code               The Internal Revenue Code of 1986, as amended.
                    -------------------------------------------------------------------------------
 Contract date      The later of the date on which the initial purchase payment is received or the date that the properly completed application is received at Western Reserve's administrative office. We measure Contract years, Contract months and
                    Contract anniversaries from the Contract date.
                    -------------------------------------------------------------------------------
 death report day   The valuation date on which we have received both proof of annuitant's death and your beneficiary's election regarding payment.
                    -------------------------------------------------------------------------------
 fixed account      An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
                    -------------------------------------------------------------------------------
 fixed account      During the accumulation period, your Contract's value in the fixed account.
 value
                    -------------------------------------------------------------------------------
 funds              Investment companies which are registered with the U.S. Securities and
                    Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.
                    -------------------------------------------------------------------------------

 in force           Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
                    --------------------------------------------------------------------------------
 maturity date      The date on which the accumulation period ends and annuity payments begin.
                    The latest maturity date is the annuitant's 90th birthday.
                    --------------------------------------------------------------------------------
 NYSE               New York Stock Exchange.
                    --------------------------------------------------------------------------------
 nonqualified       Contracts issued other than in connection with retirement plans.
 Contracts
                    --------------------------------------------------------------------------------
 owner              The person(s) entitled to exercise all rights under the Contract. The annuitant
 (you, your)        is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.
                    --------------------------------------------------------------------------------
 portfolio          A separate investment portfolio of a fund.
                    --------------------------------------------------------------------------------
 purchase           Amounts paid by an owner or on the owner's behalf to Western Reserve as
 payments           consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this prospectus, it has the same meaning as "net payment" in the Contract, which means the purchase payment less any applicable premium taxes.
                    --------------------------------------------------------------------------------
 qualified          Contracts issued in connection with retirement plans that qualify for special
 Contracts          federal income tax treatment under the Code.
                    --------------------------------------------------------------------------------
 separate account   WRL Series Annuity Account, a separate account composed of subaccounts established to receive and invest purchase payments not allocated to the fixed account.
                    --------------------------------------------------------------------------------
 separate account   During the accumulation period, your Contract's value in the separate
 value              account, which equals the total value in each subaccount.
                    --------------------------------------------------------------------------------
 subaccount         A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period.
                    Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity option.
                    --------------------------------------------------------------------------------
 surrender          The termination of a Contract at the option of the owner.
                    --------------------------------------------------------------------------------
 valuation date/    Each day on which the NYSE is open for trading, except when a
 business day       subaccount's corresponding portfolio does not value its shares. Western
                    Reserve is open for business on each day that the NYSE is open. When we use the term "business day," it has the same meaning as valuation date.
                    --------------------------------------------------------------------------------
 valuation period   The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently
                    4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
                    --------------------------------------------------------------------------------
 Western Reserve    Western Reserve Life Assurance Co. of Ohio.
 (we, us, our)
                    --------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT

     The WRL Freedom Attainer/registered trademark/ is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

     The Contract allows you to direct your money into any of the 29 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

     You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.

     You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.

     The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

     The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time. You cannot annuitize until your Contract's fifth anniversary.

3. PURCHASE

     You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period.

4. INVESTMENT CHOICES

     You can invest your money in any of the 29 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses. The portfolios now available to you under the Contract are:

                             WRL SERIES FUND, INC.

    [ ] WRL VKAM Emerging Growth              [ ] WRL Great Companies -- America(SM)
    [ ] WRL T. Rowe Price Small Cap           [ ] WRL Salomon All Cap
    [ ] WRL Goldman Sachs Small Cap           [ ] WRL C.A.S.E. Growth
    [ ] WRL Pilgrim Baxter Mid Cap Growth     [ ] WRL Dreyfus Mid Cap
    [ ] WRL Alger Aggressive Growth           [ ] WRL NWQ Value Equity
    [ ] WRL Third Avenue Value                [ ] WRL T. Rowe Price Dividend Growth
    [ ] WRL Value Line Aggressive Growth      [ ] WRL Dean Asset Allocation
    [ ] WRL GE International Equity           [ ] WRL LKCM Strategic Total Return
    [ ] WRL Janus Global                      [ ] WRL J.P. Morgan Real Estate Securities
    [ ] WRL Great Companies -- Technology(SM) [ ] WRL Federated Growth & Income
    [ ] WRL Janus Growth                      [ ] WRL AEGON Balanced
    [ ] WRL Goldman Sachs Growth              [ ] WRL AEGON Bond
    [ ] WRL GE U.S. Equity                    [ ] WRL J.P. Morgan Money Market


                        VARIABLE INSURANCE PRODUCTS FUND (VIP)
    Fidelity VIP Equity-Income Portfolio -- Service Class 2
                     VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
    Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class
    2
                    VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
    Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2

     Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.


     You can also allocate your purchase payments to the fixed account. The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


     Transfers. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions apply.


5. EXPENSES


     We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment choices.


     During the accumulation period and the income phase, we deduct a daily mortality and expense risk charge of 1.10% and an administrative charge of 0.15% each year from the money you have invested in the subaccounts. The mortality and expense risk charge will increase to 1.25% after the maturity date of your Contract.


     During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender.

     We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year.


     We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payments, if you surrender the Contract or partially withdraw its value, or if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.


     If you make a partial withdrawal or surrender your Contract completely, we will deduct a withdrawal charge for purchase payments withdrawn within five years after we receive a purchase payment. This charge is 6% of the amount that must be withdrawn if the withdrawal occurs within two years of our receipt of the purchase payment, and then declines gradually to 4% in the third year, 3% in the fourth year and 2% in the fifth year.


     When we calculate withdrawal charges, we treat withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth. For the first withdrawal you make in any Contract year, we will waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value at the time of the withdrawal. Amounts of the first withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent withdrawals you make during the Contract year will be subject to a withdrawal charge. We deduct the full withdrawal charge if you surrender your Contract completely. We waive this charge under certain circumstances. See Expenses -- Withdrawal Charge on page 25 for how we calculate the withdrawal charge waived.



     The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These charges currently range from 0.44% to 1.20% annually, depending on the portfolio. See the Annuity Contract Fee Table on page 9 of this prospectus and the fund prospectuses.


6. TAXES


     The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified retirement plan.


     Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7. ACCESS TO YOUR MONEY


     You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $10,000. No partial withdrawals may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Withdrawal charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.


     Partial withdrawals may reduce the death benefit by more than the amount withdrawn.


8. PERFORMANCE


     The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.


9. DEATH BENEFIT


     If you are both the owner and the annuitant and you die before the income phase begins, your beneficiary will receive a death benefit. Death benefit provisions may vary by state.


     If you name different persons as owner and annuitant, you can affect whether the death benefit is payable and who would receive it. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.


     If the annuitant dies during the accumulation period and before the sixth Contract year, the death benefit will be the greater of:


     /bullet/ the annuity value of your Contract on the death report day; or /bullet/ the total purchase payments you make to the Contract, reduced by partial withdrawals, credited with 5% on each Contract anniversary (until you turn age 80), up to a maximum of 200% of total purchase payments minus any partial withdrawals. (Please note that the 5% credit is not available in all states.)


     If the annuitant dies during the accumulation period and after the fifth Contract year, the death benefit will be the greatest of:


     /bullet/  the death benefits described above;
     /bullet/ the annuity value of your Contract on the fifth Contract anniversary, reduced by any partial withdrawals;
     /bullet/ if your Contract was issued before May 1, 2000, the highest annuity value as of any Contract anniversary occurring between
               (a) the later of May 1, 2000 and the fifth Contract anniversary
                   and
               (b) the earlier of:
               /bullet/ the annuitant's date of death; or /bullet/ the Contract anniversary nearest the annuitant's 80th birthday.

     /bullet/ if your Contract was issued on or after May 1, 2000, the highest annuity value as of any Contract anniversary occurring between the fifth Contract anniversary and the earlier of:
               /bullet/ the annuitant's date of death; or /bullet/ the Contract anniversary nearest the annuitant's 80th birthday.


     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary with the highest annuity value.


     The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 14 and 15 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.


10. OTHER INFORMATION


     RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days, and/or receive a different refund amount.


     WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.


     ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:


  /bullet/ REDUCED MINIMUM INITIAL PURCHASE PAYMENT (FOR NONQUALIFIED CONTRACTS) -- You may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.

  /bullet/ SYSTEMATIC PARTIAL WITHDRAWALS -- You can arrange to have money automatically sent to you monthly while your Contract is in the accumulation period. You may take systematic partial withdrawals monthly, quarterly, semi-annually or annually without paying withdrawal charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

  /bullet/ DOLLAR COST AVERAGING -- You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL J.P. Morgan Money Market or WRL AEGON Bond subaccounts to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

  /bullet/ ASSET REBALANCING -- We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

  /bullet/ TELEPHONE OR FAX TRANSACTIONS -- You may make transfers, withdrawals and/or change the allocation of additional purchase payments by telephone or fax.

  /bullet/ NURSING CARE FACILITY WAIVER -- If you are confined to a nursing care facility, you may take partial withdrawals or surrender your Contract completely without paying the withdrawal charge, under certain circumstances.

  /bullet/ CONTRACT LOANS -- If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. See Contract Loans for Qualified Contracts on page 34 for details.


     These features are not available in all states and may not be suitable for your particular situation.


     Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract form for details.


11. INQUIRIES


     If you need additional information, please contact us at:


        Western Reserve Life
        Administrative Office
        Attention: Annuity Department
        P.O. Box 9051
        Clearwater, FL 33758-9051
        1-800-851-9777
        www.westernreserve.com

ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


      OWNER TRANSACTION EXPENSES
-----------------------------------------------------
Sales Load On Purchase Payments............... None
Maximum Withdrawal Charge(1)(2)
   (as a % of purchase payments)..............    6%
Transfer Charge...............$10 After 12 Per Year
Loan Processing Fee(3).................$30 Per Loan
-----------------------------------------------------
ANNUAL CONTRACT CHARGE(2)......$30 PerContract Year




          SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE)
-----------------------------------------------------
Mortality and Expense Risk Charge(4) ......... 1.10%
Administrative Charge(4) ..................... 0.15%
TOTAL SEPARATE ACCOUNT
   ANNUAL EXPENSES ........................... 1.25%

--------------------------------------------------------------------------------
                         PORTFOLIO ANNUAL EXPENSES(5)

   (as a percentage of average net assets and after expense reimbursements)

                                                                                      MANAGEMENT     OTHER
  PORTFOLIO                                                                              FEES      EXPENSES
 WRL SERIES FUND, INC.(6)(7)
 WRL VKAM Emerging Growth                                                                 0.80%      0.07%
 WRL T. Rowe Price Small Cap(8)                                                           0.75%      0.25%
 WRL Goldman Sachs Small Cap(8)                                                           0.90%      0.10%
 WRL Pilgrim Baxter Mid Cap Growth(8)                                                     0.90%      0.10%
 WRL Alger Aggressive Growth                                                              0.80%      0.09%
 WRL Third Avenue Value                                                                   0.80%      0.20%
 WRL Value Line Aggressive Growth(9)                                                      0.80%      0.20%
 WRL GE International Equity(10)                                                          1.00%      0.20%
 WRL Janus Global(11)                                                                     0.80%      0.12%
 WRL Great Companies -- Technology(SM)(9)                                                 0.80%      0.20%
 WRL Janus Growth(12)                                                                     0.80%      0.05%
 WRL Goldman Sachs Growth(8)                                                              0.90%      0.10%
 WRL GE U.S. Equity                                                                       0.80%      0.13%
 WRL Great Companies -- America(SM)(9)                                                    0.80%      0.20%
 WRL Salomon All Cap(8)                                                                   0.90%      0.10%
 WRL C.A.S.E. Growth                                                                      0.80%      0.20%
 WRL Dreyfus Mid Cap(8)                                                                   0.85%      0.15%
 WRL NWQ Value Equity                                                                     0.80%      0.10%
 WRL T. Rowe Price Dividend Growth(8)                                                     0.90%      0.10%
 WRL Dean Asset Allocation                                                                0.80%      0.07%
 WRL LKCM Strategic Total Return                                                          0.80%      0.06%
 WRL J.P. Morgan Real Estate Securities                                                   0.80%      0.20%
 WRL Federated Growth & Income                                                            0.75%      0.14%
 WRL AEGON Balanced                                                                       0.80%      0.09%
 WRL AEGON Bond                                                                           0.45%      0.08%
 WRL J.P. Morgan Money Market                                                             0.40%      0.04%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)(13)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2(14)                              0.48%      0.10%
 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)(13)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2(14)        0.58%      0.12%
 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)(13)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2(14)                   0.58%      0.13%



                                                                                                   TOTAL PORTFOLIO
                                                                                      RULE 12B-1       ANNUAL
  PORTFOLIO                                                                              FEES         EXPENSES
 WRL SERIES FUND, INC.(6)(7)
 WRL VKAM Emerging Growth                                                                   N/A              0.87%
 WRL T. Rowe Price Small Cap(8)                                                             N/A              1.00%
 WRL Goldman Sachs Small Cap(8)                                                             N/A              1.00%
 WRL Pilgrim Baxter Mid Cap Growth(8)                                                       N/A              1.00%
 WRL Alger Aggressive Growth                                                                N/A              0.89%
 WRL Third Avenue Value                                                                     N/A              1.00%
 WRL Value Line Aggressive Growth(9)                                                        N/A              1.00%
 WRL GE International Equity(10)                                                            N/A              1.20%
 WRL Janus Global(11)                                                                       N/A              0.92%
 WRL Great Companies -- Technology(SM)(9)                                                   N/A              1.00%
 WRL Janus Growth(12)                                                                       N/A              0.85%
 WRL Goldman Sachs Growth(8)                                                                N/A              1.00%
 WRL GE U.S. Equity                                                                         N/A              0.93%
 WRL Great Companies -- America(SM)(9)                                                      N/A              1.00%
 WRL Salomon All Cap(8)                                                                     N/A              1.00%
 WRL C.A.S.E. Growth                                                                        N/A              1.00%
 WRL Dreyfus Mid Cap(8)                                                                     N/A              1.00%
 WRL NWQ Value Equity                                                                       N/A              0.90%
 WRL T. Rowe Price Dividend Growth(8)                                                       N/A              1.00%
 WRL Dean Asset Allocation                                                                  N/A              0.87%
 WRL LKCM Strategic Total Return                                                            N/A              0.86%
 WRL J.P. Morgan Real Estate Securities                                                     N/A              1.00%
 WRL Federated Growth & Income                                                              N/A              0.89%
 WRL AEGON Balanced                                                                         N/A              0.89%
 WRL AEGON Bond                                                                             N/A              0.53%
 WRL J.P. Morgan Money Market                                                               N/A              0.44%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)(13)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2(14)                              0.25%              0.83%
 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)(13)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2(14)        0.25%              0.95%
 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)(13)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2(14)                   0.25%              0.96%

 (1) The withdrawal charge decreases based on the number of years since each premium payment was made, from 7% in the first two years after the premium payment was made to 0% in the eighth year after the premium payment was made. To calculate withdrawal charges, the first purchase payment made is considered to come out first. This charge is waived under certain circumstances.
 (2) We may reduce or waive the withdrawal charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.
 (3) Loans are available for qualified Contracts only. This loan fee is not applicable in all states.
 (4) These charges apply to each subaccount. They do not apply to the fixed account. These charges apply during the accumulation period and the income phase. We will increase the mortality and expense risk charge to 1.25% after the maturity date of your Contract.

 (5) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.
 (6) Effective January 1, 1997, the Board of the WRL Series Fund Inc. (the "WRL Fund") authorized the WRL Fund to charge each portfolio of the WRL Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the WRL Fund will not deduct the fee from any portfolio before April 30, 2001. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the WRL Fund prospectus for more details.

 (7) WRL Investment Management, Inc. ("WRL Management"), the investment adviser of the WRL Fund, has undertaken, until at least April 30, 2001, to pay expenses on behalf of the portfolios of the WRL Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the WRL portfolio's average daily net assets. The expense limit, the amount reimbursed by WRL Management during 1999, and the expense ratio without the reimbursement are listed below for each portfolio:


                                                      Expense     Reimbursement         Expense Ratio
                                                       Limit          Amount        Without Reimbursement
  WRL VKAM Emerging Growth .......................     1.00%         $    N/A                        N/A
  WRL T. Rowe Price Small Cap ....................     1.00%           63,542                      2.46%
  WRL Goldman Sachs Small Cap ....................     1.00%           60,555                      5.57%
  WRL Pilgrim Baxter Mid Cap Growth ..............     1.00%           34,986                      1.40%
  WRL Alger Aggressive Growth ....................     1.00%           N/A                           N/A
  WRL Third Avenue Value .........................     1.00%           10,734                      1.06%
  WRL Value Line Aggressive Growth ...............     1.00%           N/A                           N/A
  WRL GE International Equity ....................     1.20%          112,088                      1.84%
  WRL Janus Global ...............................     1.00%           N/A                           N/A
  WRL Great Companies -- Technology(SM)...........     1.00%           N/A                           N/A
  WRL Janus Growth ...............................     1.00%           N/A                           N/A
  WRL Goldman Sachs Growth .......................     1.00%           49,677                      2.68%
  WRL GE U.S. Equity .............................     1.00%           N/A                           N/A
  WRL Great Companies -- America(SM)..............     1.00%           N/A                           N/A
  WRL Salomon All Cap ............................     1.00%           53,174                      2.87%
  WRL C.A.S.E. Growth ............................     1.00%           N/A                           N/A
  WRL Dreyfus Mid Cap ............................     1.00%           34,541                      4.89%
  WRL NWQ Value Equity ...........................     1.00%           N/A                           N/A
  WRL T. Rowe Price Dividend Growth ..............     1.00%           46,989                      2.35%
  WRL Dean Asset Allocation ......................     1.00%           N/A                           N/A
  WRL LKCM Strategic Total Return ................     1.00%           N/A                           N/A
  WRL J.P. Morgan Real Estate Securities .........     1.00%           51,924                      2.69%
  WRL Federated Growth & Income ..................     1.00%           N/A                           N/A
  WRL AEGON Balanced .............................     1.00%           N/A                           N/A
  WRL AEGON Bond .................................     0.70%           N/A                           N/A
  WRL J.P. Morgan Money Market ...................     0.70%           N/A                           N/A

 (8) Because these portfolios commenced operations on May 3, 1999, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.
 (9) Because these portfolios commenced operations on May 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.
(10) The fee table reflects estimated 2000 expenses because the expense limit for this portfolio will be reduced from 1.50% to 1.20% effective May 1, 2000.
(11) WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee -- 0.775%.) This waiver will be terminated on June 25, 2000.
(12) WRL Management currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee -- 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee -- 0.75%). The fee table reflects estimated 2000 expenses because of the termination of the fee waiver. This waiver will be terminated on June 25, 2000.
(13) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.
(14) Service Class 2 expenses are based on estimated expenses for year 2000.



EXAMPLES


     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.

                                                                      IF YOU SURRENDER THE CONTRACT
                                                                      AT THE END OF THE APPLICABLE
  SUBACCOUNTS                                                                  TIME PERIOD
                                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                 -------- --------- --------- ----------
 WRL VKAM Emerging Growth                                        $82      $108      $136      $250
 WRL Goldman Sachs Small Cap                                      83       112       143       263
 WRL T. Rowe Price Small Cap                                      83       112       143       263
 WRL Pilgrim Baxter Mid Cap Growth                                83       112       143       263
 WRL Alger Aggressive Growth                                      82       108       137       252
 WRL Third Avenue Value                                           83       112       143       263
 WRL Value Line Aggressive Growth                                 83       112       143       263
 WRL GE International Equity                                      85       118       153       283
 WRL Janus Global                                                 82       109       139       255
 WRL Janus Growth                                                 82       107       135       248
 WRL Goldman Sachs Growth                                         83       112       143       263
 WRL GE U.S. Equity                                               83       110       139       256
 WRL Salomon All Cap                                              83       112       143       263
 WRL C.A.S.E. Growth                                              83       112       143       263
 WRL Dreyfus Mid Cap                                              83       112       143       263
 WRL NWQ Value Equity                                             82       109       138       253
 WRL T. Rowe Price Dividend Growth                                83       112       143       263
 WRL Great Companies -- America(SM)                               83       112       143       263
 WRL Great Companies --
    Technology(SM)                                                83       112       143       263
 WRL Dean Asset Allocation                                        82       108       136       250
 WRL LKCM Strategic Total Return                                  82       108       136       249
 WRL J.P. Morgan Real Estate Securities                           83       112       143       263
 WRL Federated Growth & Income                                    82       108       137       252
 WRL AEGON Balanced                                               82       108       137       252
 WRL AEGON Bond                                                   79        98       119       215
 WRL J.P. Morgan Money Market                                     78        95       114       205
 Fidelity VIP Equity-Income Portfolio --
  Service Class 2                                                 82       107       134       246
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --
  Service Class 2                                                 83       110       140       258
 Fidelity VIP III Growth Opportunities
  Portfolio -- Service Class 2                                    83       111       141       259



                                                                      IF YOU ANNUITIZE* OR REMAIN
                                                                    INVESTED IN THE CONTRACT AT THE
                                                                       END OF THE APPLICABLE TIME
                                                                        PERIOD OR IF YOU DO NOT
                                                                         SURRENDER OR ANNUITIZE
  SUBACCOUNTS                                                              UNDER THE CONTRACT
                                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                 -------- --------- --------- ---------
 WRL VKAM Emerging Growth                                        $22      $68       $116      $250
 WRL Goldman Sachs Small Cap                                      23       72        123       263
 WRL T. Rowe Price Small Cap                                      23       72        123       263
 WRL Pilgrim Baxter Mid Cap Growth                                23       72        123       263
 WRL Alger Aggressive Growth                                      22       68        117       252
 WRL Third Avenue Value                                           23       72        123       263
 WRL Value Line Aggressive Growth                                 23       72        123       263
 WRL GE International Equity                                      25       78        133       283
 WRL Janus Global                                                 22       69        119       255
 WRL Janus Growth                                                 22       67        115       248
 WRL Goldman Sachs Growth                                         23       72        123       263
 WRL GE U.S. Equity                                               23       70        119       256
 WRL Salomon All Cap                                              23       72        123       263
 WRL C.A.S.E. Growth                                              23       72        123       263
 WRL Dreyfus Mid Cap                                              23       72        123       263
 WRL NWQ Value Equity                                             22       69        118       253
 WRL T. Rowe Price Dividend Growth                                23       72        123       263
 WRL Great Companies -- America(SM)                               23       72        123       263
 WRL Great Companies --
    Technology(SM)                                                23       72        123       263
 WRL Dean Asset Allocation                                        22       68        116       250
 WRL LKCM Strategic Total Return                                  22       68        116       249
 WRL J.P. Morgan Real Estate Securities                           23       72        123       263
 WRL Federated Growth & Income                                    22       68        117       252
 WRL AEGON Balanced                                               22       68        117       252
 WRL AEGON Bond                                                   19       58         99       215
 WRL J.P. Morgan Money Market                                     18       55         94       205
 Fidelity VIP Equity-Income Portfolio --
  Service Class 2                                                 22       67        114       246
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --
  Service Class 2                                                 23       70        120       258
 Fidelity VIP III Growth Opportunities
  Portfolio -- Service Class 2                                    23       71        121       259

* You cannot annuitize your Contract before your Contract's fifth anniversary.


     The fee table and examples above will help you understand the costs of investing in the subaccounts. The fee table and examples reflect the 1999 expenses (except as noted in the footnotes) of the portfolios and the subaccount fees and charges but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction.


     PLEASE REMEMBER THAT THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES PAID MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

     The examples above assumes that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.05% based on an average Contract size of $62,770.

     Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts.

1. THE ANNUITY CONTRACT

THE CONTRACT

     This prospectus describes the WRL Freedom Attainer/registered trademark/ Variable Annuity Contract offered by Western Reserve.

     An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 on page 13.) Until the maturity date, your annuity is in the accumulation period and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

     The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

     It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

     The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon investment performance.

     The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

     The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

OTHER CONTRACTS

     We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777.


2. ANNUITY PAYMENTS (THE INCOME PHASE)


     You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 90th birthday. The maturity date may be earlier for qualified Contracts.


     Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.


     If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.


     Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. You can change the annuitant or add a joint annuitant at any time before the maturity date, so long as we agree. If you do not choose an annuitant, we will consider you to be the annuitant.


     Supplemental Contract. Once you annuitize and if you have selected a fixed payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.


ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT


     The Contract provides five annuity payment options that are described below. You may choose any annuity payment option under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.


     We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.


     Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

     /bullet/ The amount of the annuity proceeds on the maturity date; /bullet/ The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and /bullet/ The specific payment option you choose.


     Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge of 1.25% annually and the administrative charge of 0.15% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.


     The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.


FIXED ANNUITY PAYMENT OPTIONS


     Payment Option A -- Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.


     Payment Option B -- Life Income: Fixed Payments.


     /bullet/ No Period Certain-We will make level payments only during the annuitant's lifetime; or
     /bullet/ 10 Years Certain-We will make level payments for the longer of the annuitant's lifetime or 10 years; or
     /bullet/ Guaranteed Return of Annuity Proceeds-We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.


     Payment Option C -- Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

VARIABLE ANNUITY PAYMENT OPTIONS


     Payment Option D -- Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:


     /bullet/ No Period Certain - We will make variable payments only during the annuitant's lifetime; or

     /bullet/ 10 Years Certain - We will make variable payments for the longer of the annuitant's lifetime or 10 years.


     Payment Option E -- Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.


     Other annuity payment options may be arranged by agreement with us.


NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.


     If:


     /bullet/ you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

     /bullet/ the annuitant(s) dies, for example, before the due date of the second annuity payment;


     Then:


     /bullet/ we may make only one annuity payment and there will be no death benefit payable.


     If:


     /bullet/ you choose Fixed Installments, Life Income with 10 Years
              Certain, Life Income with Guaranteed Return of Annuity Proceeds or Variable Life Income with 10 Years Certain; and

     /bullet/ the person receiving payments dies prior to the end of the guaranteed period;

     Then:


     /bullet/ the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.


     We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible to keep Western Reserve informed of the annuitant's current address of record.


3. PURCHASE


CONTRACT ISSUE REQUIREMENTS


     Western Reserve will issue a Contract IF:


     /bullet/ we receive the information we need to issue the Contract; /bullet/ we receive a minimum initial purchase payment; and /bullet/ you are age 85 or younger and the annuitant is age 75 or younger.


PURCHASE PAYMENTS


     You should make checks or drafts for purchase payments payable only to "Western Reserve Life" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.


INITIAL PURCHASE REQUIREMENTS


     The initial purchase payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs, the minimum initial purchase payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial purchase payment is $50.


     We will credit your initial purchase payment to your Contract within two business days after the day we receive it at our administrative office and your complete Contract information. If we are unable to credit your initial purchase payment, we will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us to keep it. We will credit your initial purchase payment as soon as we receive all necessary application information.


     The date on which we credit your initial purchase payment to your Contract is the Contract date. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

     If you wish to make purchase payments by bank wire, please instruct your bank to wire federal funds as follows:

                             All First Bank of Baltimore
                             ABA #: 052000113
                             For credit to: Western Reserve Life
                             Account #: 89539600
                             Owner's Name:
                             Contract Number:
                             Attention: Annuity Accounting

     We may reject any application or purchase payments for any reason permitted by law.

ADDITIONAL PURCHASE PAYMENTS

     You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or check. Additional purchase payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial purchase payment and $1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

MAXIMUM ANNUAL PURCHASE PAYMENTS

     We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval.

ALLOCATION OF PURCHASE PAYMENTS

     On the Contract date, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.

     You may change allocations for future additional purchase payments by writing or telephoning the administrative office, subject to the limitations described below under Telephone or Fax Transactions on page 22. The allocation change will apply to purchase payments received after the date we receive the change request.

     YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.

RIGHT TO CANCEL PERIOD

     You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days, and/or receive a different refund amount.


ANNUITY VALUE


     You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next succeeding valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern time. We observe the same holidays as the NYSE.


ACCUMULATION UNITS


     We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge or any withdrawal charge, we subtract accumulation units from the subaccounts using the same method.


     Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.


4. INVESTMENT CHOICES


THE SEPARATE ACCOUNT


     The separate account currently consists of 29 subaccounts.

     The Funds. Each subaccount invests exclusively in one portfolio of a fund. The portfolios and their advisers or sub-advisers are listed below.

 PORTFOLIO                                                                        ADVISER OR SUB-ADVISER
 WRL VKAM EMERGING GROWTH                                                         Van Kampen Asset Management Inc.
 WRL T. ROWE PRICE SMALL CAP                                                      T. Rowe Price Associates, Inc.
 WRL GOLDMAN SACHS SMALL CAP                                                      Goldman Sachs Asset Management
 WRL PILGRIM BAXTER MID CAP GROWTH                                                Pilgrim Baxter & Associates, Ltd.
 WRL ALGER AGGRESSIVE GROWTH                                                      Fred Alger Management, Inc.
 WRL THIRD AVENUE VALUE                                                           EQSF Advisers, Inc.
 WRL VALUE LINE AGGRESSIVE GROWTH                                                 Value Line, Inc.
 WRL GE INTERNATIONAL EQUITY                                                      GE Asset Management Incorporated*
 WRL JANUS GLOBAL                                                                 Janus Capital Corporation
 WRL GREAT COMPANIES -- TECHNOLOGY(SM)                                            Great Companies, L.L.C.
 WRL JANUS GROWTH                                                                 Janus Capital Corporation
 WRL GOLDMAN SACHS GROWTH                                                         Goldman Sachs Asset Management
 WRL GE U.S. EQUITY                                                               GE Asset Management Incorporated
 WRL GREAT COMPANIES -- AMERICA(SM)                                               Great Companies, L.L.C.
 WRL SALOMON ALL CAP                                                              Salomon Brothers Asset Management Inc
 WRL C.A.S.E GROWTH                                                               C.A.S.E Management, Inc.
 WRL DREYFUS MID CAP                                                              The Dreyfus Corporation
 WRL NWQ VALUE EQUITY                                                             NWQ Investment Management Company, Inc.
 WRL T. ROWE PRICE DIVIDEND GROWTH                                                T. Rowe Price Associates, Inc.
 WRL DEAN ASSET ALLOCATION                                                        Dean Investment Associates
 WRL LKCM STRATEGIC TOTAL RETURN                                                  Luther King Capital Management Corporation
 WRL J.P. MORGAN REAL ESTATE SECURITIES                                           J.P. Morgan Investment Management Inc.
 WRL FEDERATED GROWTH & INCOME                                                    Federated Investment Counseling
 WRL AEGON BALANCED                                                               AEGON USA Investment Management, Inc.
 WRL AEGON BOND
 WRL J.P. MORGAN MONEY MARKET                                                     J.P. Morgan Investment Management Inc.
 FIDELITY VIP EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2                          Fidelity Management & Research Company
 FIDELITY VIP II CONTRAFUND/registered trademark/ PORTFOLIO -- SERVICE CLASS 2
 FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- SERVICE CLASS 2

* Effective May 1, 2000, GE Asset Management Incorporated is the sole sub-adviser.



     The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds would be similar to those portfolios offered by this prospectus.


     THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). MORE DETAILED INFORMATION, INCLUDING AN EXPLANATION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE, MAY BE FOUND IN THE FUND PROSPECTUSES. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST.

THE FIXED ACCOUNT


     Purchase payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relate to the fixed account.


     We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.


     If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.


     When you request a transfer or partial withdrawal from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from oldest you have put in the fixed account. You may not make partial withdrawals from the fixed account unless we consent.


     The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


TRANSFERS


     During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program. We may also limit "substantive" transfers as discussed below.


     Transfers from the fixed account are allowed once each Contract year. We must receive written notice within 30 days after a Contract anniversary. The amount that may be transferred is the greater of: (1) 25% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year.


     During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.

     The fixed account is not available in all states. Residents of New Jersey and Washington may not transfer any of their Contract value to the fixed account.

     Transfers may be made by telephone or fax, subject to limitations described below under Telephone or Fax Transactions on page 22.

     If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

     Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

     The Contract's transfer privilege is not intended to afford owners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can potentially disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each portfolio, except from WRL J.P. Morgan Money Market, during any 12-month period. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations, or a series of movements between portfolios. We will not limit non-substantive transfers.

     We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

DOLLAR COST AVERAGING PROGRAM

     Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $1,000 ($500 for New Jersey residents). To qualify, a minimum of $10,000 must be in each subaccount from which we make transfers.

     There is no charge for this program. These transfers do count towards the 12 free transfers allowed during each Contract year.

     If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

     By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.


     We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.


ASSET REBALANCING PROGRAM


     During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program, you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance quarterly, semi-annually, or annually.


     To qualify for asset rebalancing, a minimum annuity value of $10,000 for an existing Contract, or a minimum initial purchase payment of $10,000 for a new Contract, is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.


     There is no charge for this program. Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.


     We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.


TELEPHONE OR FAX TRANSACTIONS


     You may make transfers, request partial withdrawals and change the allocation of additional purchase payments by telephone. Telephone withdrawals are not allowed in the following situations:


     /bullet/  for qualified Contracts (except IRAs);
     /bullet/ if the amount you want to withdraw is greater than $50,000; or /bullet/ if the address of record has been changed within the past 10 days.


     Upon instructions from you, the registered representative/agent of record for your Contract may also make telephone transfers or withdrawals for you. If you do not want the ability to make transfers or withdrawals by telephone, you should notify us in writing.


     You may make telephone transfers or withdrawals by calling our toll-free number: 1-800-851-9777. You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.


     Please use the following fax numbers for the following types of transactions:


     /bullet/ To request a transfer, please fax your request to us at 727-299-1648. WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF YOU FAX YOUR TRANSFER REQUEST TO A NUMBER OTHER THAN THIS FAX NUMBER; and

     /bullet/ To request a partial withdrawal, please fax your request to us at 727-299-1620.


     We will not be responsible for transmittal problems which are not reported to us within five business days. Any reports must be accompanied by proof of the faxed transmittal.


     Telephone or fax requests must be received before 4:00 p.m. Eastern time to assure same-day pricing of the transaction. We may discontinue this option at any time.


THIRD PARTY INVESTMENT SERVICES


     Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts.


     WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF CONTRACTS. WESTERN RESERVE THEREFORE TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.


     Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.


5. EXPENSES


     There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.


MORTALITY AND EXPENSE RISK CHARGE


     We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain

Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.10% of the average daily net assets that you have invested in each subaccount. The mortality and expense risk charge will increase to 1.25% after the maturity date of your Contract. This charge is deducted daily from the subaccounts during both the accumulation period and the income phase.


     If this charge does not cover our mortality and expense risk costs, we absorb the loss. Conversely, if the charge covers more than actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.


ADMINISTRATIVE CHARGE


     We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during both the accumulation period and the income phase.


ANNUAL CONTRACT CHARGE


     We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract.


TRANSFER CHARGE


     You are allowed to make 12 free transfers per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.


LOAN PROCESSING FEE


     If you take a Contract loan, we will impose a $30 loan processing fee. You have the option either to send us a $30 check for this fee or to have us deduct the $30 from the loan amount. This fee is not applicable for all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only qualified Contracts can take Contract loans.


PREMIUM TAXES

     Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

     /bullet/   you elect to begin receiving annuity payments;
     /bullet/   you surrender the Contract;
     /bullet/   you request a partial withdrawal; or
     /bullet/   a death benefit is paid.


     As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent purchase payments:


          STATE        QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
  South Dakota               0.00%                     1.25%
  Wyoming                    0.00%                     1.00%

     As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:


          STATE         QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
  California                  0.50%                     2.35%
  Kentucky                    2.00%                     2.00%
  Maine                       0.00%                     2.00%
  Nevada                      0.00%                     3.50%
  West Virginia               1.00%                     1.00%

FEDERAL, STATE AND LOCAL TAXES


     We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.


WITHDRAWAL CHARGE


     During the accumulation period, you may withdraw part or all of the Contract's annuity value. We impose a withdrawal charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request the withdrawal.


     If you take a partial withdrawal or if you surrender your Contract completely, we will deduct a withdrawal charge of up to 6.0% of purchase payments withdrawn within five years after we receive a purchase payment. We calculate the withdrawal charge on the full amount that must be withdrawn from your annuity value in order to pay the withdrawal amount, including the withdrawal charge. To calculate withdrawal charges, we treat withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth.

     For the first withdrawal you make in any Contract year, we waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value at the time of the withdrawal. Amounts of the first withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent withdrawals you make during the Contract year will be subject to a withdrawal charge. We will deduct the full withdrawal charge if you surrender your Contract completely. We do not assess withdrawal charges when you annuitize. We waive the withdrawal charge under certain circumstances (see below).

     The following schedule shows the withdrawal charges that apply during the five years following each purchase payment:



       NUMBER OF YEARS SINCE    WITHDRAWAL
     PURCHASE PAYMENT DATE        CHARGE
             0 - 2                 6%
               3                   4%
               4                   3%
               5                   2%
            Over 5                 0%

     For example, assume your Contract's annuity value is $100,000 at the end of the first year since your initial purchase payment and you withdraw $30,000 as your first withdrawal of the Contract year. Because the $30,000 is more than 10% of your Contract's annuity value ($10,000), you would pay a withdrawal charge of $1,276.60 on the remaining $20,000 (6% of $21,276.60, which is $20,000 plus the $1,276.60 withdrawal charge).

     Keep in mind that withdrawals may be taxable, and if made before age 591/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

     Systematic Partial Withdrawals. During any Contract year, you may make systematic partial withdrawals on a monthly, quarterly, semi-annual or annual basis without paying withdrawal charges. Systematic partial withdrawals must be at least $200 ($50 if by direct deposit). The amount of the systematic partial withdrawals may not exceed 10% of the annuity value at the time the withdrawal is made, divided by the number of withdrawals made per calendar year. We reserve the right to discontinue systematic partial withdrawals if any surrender would reduce your annuity value below $10,000.

     You may elect to begin or discontinue systematic partial withdrawals at any time. However, we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. (See Systematic Partial Withdrawals on page 33.)

     Nursing Care Facility Waiver. If your Contract contains a nursing care facility waiver, we will waive the withdrawal charge, provided:

     /bullet/ you have been confined to a nursing care facility for 30 consecutive days or longer;
     /bullet/ your confinement began after the Contract date; and /bullet/ you provide us with written evidence of your confinement within two months after your confinement begins.

     We will waive the withdrawal charge under the endorsement only for partial withdrawals and complete surrenders made during your confinement or within two months after your confinement ends. This waiver may not be available in all states.

PORTFOLIO MANAGEMENT FEES


     The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. A description of these fees and expenses is found in the Annuity Contract Fee Table section on page 9 of this prospectus and in the fund prospectuses.


     Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.


REDUCED OR WAIVED CHARGES AND EXPENSES TO EMPLOYEES


     We may reduce or waive the withdrawal charge and annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve and its affiliates, or other groups where sales to the group reduce our administrative expenses.


6. TAXES


     NOTE: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.


ANNUITY CONTRACTS IN GENERAL


     Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.


     Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract - qualified or nonqualified (discussed below).


     You will generally not be taxed on increases in the value of your Contract until a distribution occurs-either as a partial withdrawal, complete surrender or as annuity payments.

     When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.


QUALIFIED AND NONQUALIFIED CONTRACTS


     If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.


     If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.


     Because variable annuity contracts provide tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.


     A qualified Contract may be used in connection with the following plans:


  /bullet/ Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.

  /bullet/ Tax-Sheltered Annuity (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.
  /bullet/  Corporate Pension and Profit-Sharing and H.R. 10 Plans:
            Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

  /bullet/ Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.



     There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.


PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- NONQUALIFIED CONTRACTS


     In general, if you make a withdrawal (partial or systematic) from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceed your total purchase payments. Loans, pledges and assignments are taxed in the same manner as partial withdrawals and complete surrenders. Different rules apply for annuity payments.


     In the event of a partial withdrawal or systematic partial withdrawal from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.


     The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:


     /bullet/  paid on or after the taxpayer reaches age 591/2;
     /bullet/  paid after the owner dies;
     /bullet/ paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
     /bullet/ paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
     /bullet/ paid under an immediate annuity; or /bullet/ which come from purchase payments made prior to August 14, 1982.



MULTIPLE CONTRACTS


     All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.


DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS


     The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. Western Reserve may modify the Contract to attempt to maintain favorable tax treatment.



PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- QUALIFIED CONTRACTS


     The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.


     In the case of a partial withdrawal, systematic partial withdrawal, or complete surrender distributed to a participant or beneficiary under a qualifed Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.


     The Code limits the distribution of purchase payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:


     /bullet/  reaches age 59 1/2;
     /bullet/  leaves his/her job;
     /bullet/  dies; or
     /bullet/ becomes disabled (as that term is defined in the Code); or /bullet/ in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.



     Loans, pledges and assignments of qualified Contracts are taxed in the same manner as withdrawals from such Contracts.


TAXATION OF DEATH BENEFIT PROCEEDS


     We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:


     /bullet/ if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
     /bullet/ if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.


     For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includable in gross income.

ANNUITY PAYMENTS

     Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

     The excludable portion of each annuity payment you receive generally will be determined as follows:


  /bullet/ Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.


  /bullet/ Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.


     The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.


     If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.


     If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS


     If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.


POSSIBLE TAX LAW CHANGES


     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

7. ACCESS TO YOUR MONEY


PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS


     You can have access to the money in your Contract in several ways:


     /bullet/ by making a withdrawal (either a partial withdrawal or complete surrender); or
     /bullet/  by taking annuity payments.


     If you want to surrender your Contract completely, you will receive cash value, which equals the annuity value of your Contract minus:


     /bullet/  any withdrawal charges;
     /bullet/  any premium taxes;
     /bullet/  any loans; and
     /bullet/  the annual Contract charge.


     The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.


     No partial withdrawal is permitted if the withdrawal would reduce the cash value below $10,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the cash value.



     Remember that any withdrawal you make will reduce the annuity value. Under some circumstances, a partial withdrawal will reduce the death benefit by more than the dollar amount of the withdrawal. See Section 9, Death Benefit, and the SAI for more details.


     Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.


     We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by fax or telephone is $50,000.


     When we incur extraordinary expenses, such as overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery).

     For your protection, we will require a signature guarantee for:


     /bullet/ all requests for partial withdrawals or surrenders over $500,000; or
     /bullet/ where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record.


     All signature guarantees must be made by:


     /bullet/  a national or state bank;
     /bullet/ a member firm of a national stock exchange; or /bullet/ any institution that is an eligible guarantor under SEC rules and regulations.


     Notarization is not an acceptable form of signature guarantee.


     If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777.


DELAY OF PAYMENTS AND TRANSFERS


     Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, or the death of the owner of a nonqualified Contract, will generally occur within seven business days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:


     /bullet/ the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or
     /bullet/ an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
     /bullet/  the SEC permits a delay for the protection of owners.


     In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.


     Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, complete surrenders and loan amounts from the fixed account for up to six months.


SYSTEMATIC PARTIAL WITHDRAWALS


     You can elect to receive regular payments from your Contract without paying withdrawal charges by using systematic partial withdrawals. You can withdraw up to 10% of your cash value annually in equal monthly, quarterly, semi-annual or annual payments of at least $200 ($50 if by direct deposit). Your initial purchase payment, if a new Contract, or your cash value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial withdrawal if the cash value for the entire Contract would be reduced below $10,000. No systematic partial withdrawals are permitted from the fixed account.

     You may stop systematic partial withdrawals at any time, but we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.


     Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.


CONTRACT LOANS FOR QUALIFIED CONTRACTS


     You can take Contract loans during the accumulation period when the
Contract:


  /bullet/  is used in connection with a tax-sheltered annuity plan under
            Section 403(b) of the Code (limit of one Contract loan per calendar year);
  /bullet/ is purchased by a pension, profit-sharing, or other similar plan qualified under section 401(a) of the Code (including Section 401(k) plans - please contact your plan administrator); and
  /bullet/  has been in force for at least 10 days.


     The maximum amount you may borrow against the Contract is the lesser of:


  /bullet/  50% of the annuity value; or
  /bullet/ $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.


     The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). Accordingly, you should consult a competent tax advisor before requesting a Contract loan.


     The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.


     On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

     If all Contract loans and unpaid interest due on the loan exceed the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.


     You can repay any Contract loan in full:



     /bullet/ while the Contract is in force; and /bullet/ during the accumulation period.


     NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan plus interest from:



     /bullet/ the amount of any death benefit proceeds; or /bullet/ the amount we pay upon a partial withdrawal or complete surrender; or
     /bullet/ the amount we apply on the maturity date to provide annuity payments.


     You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:



     /bullet/ in level quarterly or monthly payments over a 5-year period; or /bullet/ over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.


     An extended repayment period cannot go beyond the year you turn 701/2.


     If:


      /bullet/ a repayment is not received within 31 days from the original due date;

     Then:


    /bullet/ a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any withdrawal charge, will take place.


     This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.


     You may fax your loan request to us at 727-299-1620.


     The loan date is the date we process the loan request. We impose a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). We reserve the right to limit the number of Contract loans to one per Contract year.


     Contract loans may not be available in all states.

8. PERFORMANCE


     We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.


     First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the administrative charge, the annual Contract charge and the withdrawal charge. THESE FIGURES ARE BASED ON THE ACTUAL HISTORICAL PERFORMANCE OF THE SUBACCOUNTS INVESTING IN THE UNDERLYING PORTFOLIOS SINCE THEIR INCEPTION, ADJUSTED TO REFLECT CURRENT CONTRACT CHARGES.


     Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the withdrawal charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.


     Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.


     Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.


     The WRL Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the WRL portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The similar Sub-Adviser Funds are not available for investment under the Contract.


     Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.


9. DEATH BENEFIT


     We will pay a death benefit to the beneficiary, under certain circumstances, if you are both the owner and the annuitant and you die during the accumulation period. (If you are not the annuitant, a death benefit may or may not be paid. See below.) The beneficiary may choose an annuity payment option or may choose to receive a lump sum.

WHEN WE PAY A DEATH BENEFIT


     Before the Maturity Date. We will pay a death benefit to your beneficiary
          IF:


     /bullet/ you are both the annuitant and the owner of the Contract; and /bullet/ you die before the maturity date.


     If the only beneficiary is your surviving spouse, then he or she may elect to continue the Contract as the new annuitant and owner, instead of receiving the death benefit.


     Federally prescribed mandatory distribution requirements apply to the annuity value upon the death of any owner or annuitant. These restrictions are detailed in the SAI.


     After the Maturity Date. The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 14 and 15 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.


     If:


     /bullet/ you are not the annuitant; and /bullet/ you die on or after the maturity date; and /bullet/ the entire interest in the Contract has not been paid to you;


     Then:


    /bullet/ any remaining value in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death.


WHEN WE DO NOT PAY A DEATH BENEFIT


     No death benefit is paid in the following cases:


     If:


     /bullet/ you are not the annuitant; and /bullet/ the annuitant dies prior to the maturity date;


     Then:


     /bullet/ you will become the new annuitant and the Contract will continue.


     If:


     /bullet/ you are not the annuitant; and /bullet/ you die prior to the maturity date;

     Then:


  /bullet/ if the successor owner is alive and is the owner's spouse, that person becomes the new owner and the Contract will continue;

  /bullet/ if the successor owner is alive and is not the owner's spouse, the successor owner will become the new owner. This new owner generally must surrender the Contract for the cash value within five years of the former owner's death; or

  /bullet/ if the owner does not name a successor owner or no successor owner is alive, the owner's estate will become the new owner and cash value must generally be distributed within 5 years of the former owner's death.


     NOTE CAREFULLY. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Western Reserve receives written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the Contract. It may be necessary to open a probate estate in order to exercise ownership rights to the Contract if no contingent owner is named in a written notice received by Western Reserve.


AMOUNT OF DEATH BENEFIT DURING THE ACCUMULATION PERIOD


     Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.


     If the annuitant dies during the accumulation period and if a death benefit is payable, the death benefit will be the greatest of the following:


     If:

     /bullet/ the annuitant dies during the accumulation period and before the sixth Contract year;


     Then:

    /bullet/  the death benefit will be the greater of:

    /bullet/  the annuity value of your Contract on the death report day;
              or

    /bullet/ the total purchase payments you make to the Contract, reduced by any partial withdrawals, credited with 5% on each Contract anniversary (until you turn age 80), up to a maximum of 200% of total purchase payments minus any partial withdrawals. (Please note that the 5% credit is not available in all states.)


     If:

     /bullet/ the annuitant dies during the accumulation period and after the fifth Contract year;

     Then:

     /bullet/  the death benefit will be the greatest of:

        /bullet/  the death benefits described above;

        /bullet/ the annuity value of your Contract on the fifth Contract anniversary, reduced by any partial withdrawals;

       /bullet/ if your Contract was issued before May 1, 2000, the highest annuity value as of any Contract anniversary occurring between
                 (a) the later of May 1, 2000 and the fifth Contract anniversary and (b) the earlier of:

          /bullet/  the annuitant's date of death; or

          /bullet/ the Contract anniversary nearest the annuitant's 80th birthday.

    /bullet/ if your Contract was issued on or after May 1, 2000, the highest annuity value as of any Contract anniversary occurring between the fifth Contract anniversary and the earlier of:

          /bullet/  the annuitant's date of death; or

          /bullet/ the Contract anniversary nearest the annuitant's 80th birthday.


     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken following the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:


        /bullet/  (a) is the ratio of the death benefit to the annuity value, calculated on the date the partial withdrawal is processed, but prior to the processing; and
        /bullet/  (b) is the amount of the partial withdrawal.


ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE


     The beneficiary may elect to receive the death benefit in a lump sum payment, or (if not your surviving spouse) to receive payment:

     1.  within 5 years of the date of the annuitant's death;

     2. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments starting within one year of the annuitant's death; or

     3. under a life annuity payout option, with payments starting within one year of the annuitant's death.


     Multiple beneficiaries may choose individually among any of the three options.


     If the beneficiary chooses 1 or 2 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. If the beneficiary chooses 3 above, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.

10. OTHER INFORMATION


OWNERSHIP


     You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.


ANNUITANT


     The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a co-annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.


BENEFICIARY


     The beneficiary is the person who receives the death benefit upon the death of the annuitant when the owner is the annuitant. The beneficiary will become the new owner when the owner is not the same person as the annuitant and the owner dies before the annuitant. You may change the beneficiary during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Prior to the maturity date, if no owner or beneficiary survives the annuitant, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.


ASSIGNMENT


     You can also assign the Contract any time prior to the maturity date. Western Reserve will not be bound by the assignment until we receive written notice of the assignment. Western Reserve will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.


WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


     Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.

THE SEPARATE ACCOUNT

     Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 29 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

     The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the Contracts of the separate account or Western Reserve.

     The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

     Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

VOTING RIGHTS

     Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

DISTRIBUTION OF THE CONTRACTS

     AFSG is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly-owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road

N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.


     AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.


     The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., Transamerica Capital, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. Western Reserve will generally pay broker/dealers sales commissions in an amount equal to 5% of purchase payments. In addition, broker/dealers may receive trail commissions of 0.20% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $25,000 or more in the subaccounts. These commissions are not deducted from purchase payments. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.


NON-PARTICIPATING CONTRACT


     The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.


VARIATIONS IN CONTRACT PROVISIONS


     Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.


     The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


IMSA


     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.


LEGAL PROCEEDINGS


     Western Reserve, like other life insurance companies, is involved in lawsuits. We are not aware of any class lawsuits naming us as a defendant or involving the separate account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG, or Western Reserve.


FINANCIAL STATEMENTS


     The financial statements of Western Reserve and the separate account are included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                          Definitions of Special Terms
                          The Contract - General Provisions
                          Certain Federal Income Tax Consequences
                          Investment Experience
                          Historical Performance Data
                          Published Ratings
                          Administration
                          Records and Reports
                          Distribution of the Contracts
                          Other Products
                          Custody of Assets
                          Legal Matters
                          Independent Accountants
                          Other Information
                          Financial Statements


           Inquiries and requests for an SAI should be directed to:


                          Western Reserve Life
                          Administrative Office
                          Attention: Annuity Department
                          P.O. Box 9051
                          Clearwater, Florida 33758-9051
                          1-800-851-9777

APPENDIX A
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for two variable annuity contracts issued by Western Reserve through the subaccount.




                     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT(1)
                                                                       NUMBER OF
                                  ACCUMULATION                        ACCUMULATION
                                 UNIT VALUE AT      ACCUMULATION         UNITS
                                  BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                     PERIOD        END OF PERIOD     END OF PERIOD
 02/24/1989(2) - 12/31/1989     $10.000           $10.579               279,180
 12/31/1990                     $10.579           $11.235              1,774,514
 12/31/1991                     $11.235           $11.681              2,482,842
 12/31/1992                     $11.681           $11.888              3,459,934
 12/31/1993                     $11.888           $12.026              2,739,178
 12/31/1994                     $12.026           $12.294              4,499,778
 12/31/1995                     $12.294           $12.799              3,249,712
 12/31/1996                     $12.799           $13.287              3,848,980
 12/31/1997                     $13.287           $13.818              2,860,806
 12/31/1998                     $13.818           $14.369              3,395,945
 12/31/1999                     $14.369           $14.879              6,518,077

                            WRL AEGON BOND SUBACCOUNT(1)
                                                                       NUMBER OF
                                  ACCUMULATION                        ACCUMULATION
                                 UNIT VALUE AT      ACCUMULATION         UNITS
                                  BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                     PERIOD        END OF PERIOD     END OF PERIOD
 02/24/1989(2) - 12/31/1989     $10.000           $11.272               339,412
 12/31/1990                     $11.272           $11.831               598,466
 12/31/1991                     $11.831           $13.894              1,389,932
 12/31/1992                     $13.894           $14.650              3,565,475
 12/31/1993                     $14.650           $16.404              4,052,875
 12/31/1994                     $16.404           $15.076              3,130,365
 12/31/1995                     $15.076           $18.312              2,954,875
 12/31/1996                     $18.312           $18.110              2,513,342
 12/31/1997                     $18.110           $19.522              2,360,470
 12/31/1998                     $19.522           $21.076              2,414,683
 12/31/1999                     $21.076           $20.203              1,843,337

                           WRL JANUS GROWTH SUBACCOUNT(1)
                                                                       NUMBER OF
                                  ACCUMULATION                        ACCUMULATION
                                 UNIT VALUE AT      ACCUMULATION         UNITS
                                  BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                     PERIOD        END OF PERIOD     END OF PERIOD
 02/24/1989(2) - 12/31/1989     $10.000           $13.399              2,127,009
 12/31/1990                     $13.399           $13.210              5,538,622
 12/31/1991                     $13.210           $20.848              13,667,137
 12/31/1992                     $20.848           $21.072              26,351,578
 12/31/1993                     $21.072           $21.639              26,573,194
 12/31/1994                     $21.639           $19.595              20,917,559
 12/31/1995                     $19.595           $28.471              18,708,618
 12/31/1996                     $28.471           $33.168              17,369,775
 12/31/1997                     $33.168           $38.503              14,841,891
 12/31/1998                     $38.503           $62.542              13,063,412
 12/31/1999                     $62.542           $98.623              11,831,098


                            WRL JANUS GLOBAL SUBACCOUNT
                                                                       NUMBER OF
                                  ACCUMULATION                        ACCUMULATION
                                 UNIT VALUE AT      ACCUMULATION         UNITS
                                  BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                     PERIOD        END OF PERIOD     END OF PERIOD
 12/03/1992(3) - 12/31/1992     $10.000           $10.152                25,000
 12/31/1993                     $10.152           $13.537              5,121,285
 12/31/1994                     $13.537           $13.403              10,796,779
 12/31/1995                     $13.403           $16.289              8,682,451
 12/31/1996                     $16.289           $20.548              10,764,227
 12/31/1997                     $20.548           $24.098              10,843,759
 12/31/1998                     $24.098           $30.943              9,639,964
 12/31/1999                     $30.943           $52.288              8,766,540

                    WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 3/01/1993(3) - 12/31/1993     $10.000           $11.254              4,340,344
 12/31/1994                    $11.254           $11.055              8,015,123
 12/31/1995                    $11.055           $13.610              8,550,697
 12/31/1996                    $13.610           $15.457              8,849,836
 12/31/1997                    $15.457           $18.601              8,830,827
 12/31/1998                    $18.601           $20.140              7,983,192
 12/31/1999                    $20.140           $22.291              7,040,002


                        WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 3/01/1993(3) - 12/31/1993     $10.000           $12.367              4,719,227
 12/31/1994                    $12.367           $11.315              7,378,138
 12/31/1995                    $11.315           $16.403              7,059,547
 12/31/1996                    $16.403           $19.258              7,440,062
 12/31/1997                    $19.258           $23.099              7,179,790
 12/31/1998                    $23.099           $31.329              6,442,520
 12/31/1999                    $31.329           $63.478              6,153,697

                      WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 3/01/1994(3) - 12/31/1994     $10.000           $ 9.792              1,869,106
 12/31/1995                    $ 9.792           $13.347              4,919,998
 12/31/1996                    $13.347           $14.558              4,385,416
 12/31/1997                    $14.558           $17.864              4,172,912
 12/31/1998                    $17.864           $26.232              4,069,236
 12/31/1999                    $26.232           $43.787              3,898,221


                           WRL AEGON BALANCED SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 3/01/1994(3) - 12/31/1994     $10.000           $ 9.348               983,274
 12/31/1995                    $ 9.348           $11.060              1,005,549
 12/31/1996                    $11.060           $12.094              1,124,365
 12/31/1997                    $12.094           $13.986              1,238,709
 12/31/1998                    $13.986           $14.770              1,335,853
 12/31/1999                    $14.770           $15.027              1,452,658

                     WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 3/01/1994(3) - 12/31/1994     $10.000           $ 9.463               561,868
 12/31/1995                    $ 9.463           $11.705               995,803
 12/31/1996                    $11.705           $12.905               960,652
 12/31/1997                    $12.905           $15.887               884,769
 12/31/1998                    $15.887           $16.168              1,020,628
 12/31/1999                    $16.168           $15.256               741,824


                       WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 1/03/1995(3) - 12/31/1995     $10.000           $11.861              2,943,255
 12/31/1996                    $11.861           $13.403              4,640,509
 12/31/1997                    $13.403           $15.432              5,049,374
 12/31/1998                    $15.432           $16.509              5,174,480
 12/31/1999                    $16.509           $15.385              3,845,498

                          WRL C.A.S.E. GROWTH SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 5/01/1995(3) - 12/31/1995     $10.000           $11.964           165,502
 12/31/1996                    $11.964           $13.883           634,664
 12/31/1997                    $13.883           $15.771           1,120,896
 12/31/1998                    $15.771           $15.960           887,289
 12/31/1999                    $15.960           $21.096           683,768


                          WRL NWQ VALUE EQUITY SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 5/01/1996(3) - 12/31/1996     $10.000           $11.225              1,485,890
 12/31/1997                    $11.225           $13.861              3,562,149
 12/31/1998                    $13.861           $13.035              2,964,277
 12/31/1999                    $13.035           $13.896              2,370,920


                      WRL GE INTERNATIONAL EQUITY SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 1/02/1997(3) - 12/31/1997     $10.000           $10.617               600,633
 12/31/1998                    $10.617           $11.832               573,292
 12/31/1999                    $11.832           $14.601               402,792

                           WRL GE U.S. EQUITY SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 1/02/1997(3) - 12/31/1997     $10.000           $12.544           986,655
 12/31/1998                    $12.544           $15.222           1,538,482
 12/31/1999                    $15.222           $17.801           1,823,459


                         WRL THIRD AVENUE VALUE SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 1/02/1998(3) - 12/31/1998     $10.000           $ 9.201               643,581
 12/31/1999                    $ 9.201           $10.515               504,953


                 WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 5/01/1998(3) - 12/31/1998     $10.000           $8.435                 67,648
 12/31/1999                    $ 8.435           $8.016                 50,784


                        WRL GOLDMAN SACHS GROWTH SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(3) - 12/31/1999     $10.000           $11.652               113,020

                      WRL GOLDMAN SACHS SMALL CAP SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(3) - 12/31/1999     $10.000           $11.642           36,799


                   WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(3) - 12/31/1999     $10.000           $9.183            197,282


                      WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(3) - 12/31/1999     $10.000           $13.733           284,595


                          WRL SALOMON ALL CAP SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(3) - 12/31/1999     $10.000           $11.460           119,851

                   WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(3) - 12/31/1999     $10.000           $17.651           377,306


                          WRL DREYFUS MID CAP SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(3) - 12/31/1999     $10.000           $10.630           75,244

(1)  The commencement of operations of these subaccounts was February 24, 1989.

(2) Initial date these subaccounts were offered for investment under the Contract.

(3) Commencement of operations of these subaccounts.


     Because the WRL Value Line Aggressive Growth, WRL Great Companies -- America(SM) and WRL Great Companies -- Technology(SM) portfolios did not commence operations until May 1, 2000, and because the Fidelity VIP Equity-Income Portfolio -- Service Class 2, Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 were not offered under this prospectus until May 1, 2000, there is no condensed financial information for these subaccounts for the year ended December 31, 1999.

APPENDIX B
HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STANDARDIZED PERFORMANCE DATA


     Western Reserve may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.


     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT. The yield of the WRL J. P. Morgan Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1999, the yield of the WRL J.P. Morgan Money Market subaccount was 3.88%, and the effective yield was 3.95%.


     OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the WRL J.P. Morgan Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.


     The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period.


     The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.


     Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 1999, and for the one, five and ten-year periods ended December 31, 1999, are shown in Table 1 below. Total returns shown in Table 1 reflect deductions of 1.10% for the mortality and expense risk charge, 0.15% for the administrative charge and $30 for the annual Contract charge. (Based on an average Contract size of $62,770, the annual Contract charge translates into a charge of 0.05%.)

Total returns also assume a complete surrender of the Contract at the end of the period; therefore, the withdrawal charge is deducted.


                                                            TABLE 1
                                  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                                                      (ASSUMES SURRENDER)
                                                                   1 YEAR     5 YEARS   10 YEARS   INCEPTION OF THE   SUBACCOUNT
                                                                    ENDED      ENDED      ENDED      SUBACCOUNT TO    INCEPTION
 SUBACCOUNT                                                       12/31/99   12/31/99   12/31/99      12/31/99**        DATE**
 WRL J.P. Morgan Money Market*                                      -2.50%      3.54%      3.46%           3.73%     02/24/1989
 WRL AEGON Bond                                                    -10.19%      5.70%      6.00%           6.69%     02/24/1989
 WRL Janus Growth                                                   51.62%     38.03%     22.09%          23.48%     02/24/1989
 WRL Janus Global                                                   62.90%     31.15%      N/A            26.31%     12/03/1992
 WRL LKCM Strategic Total Return                                     4.63%     14.82%      N/A            12.43%     03/01/1993
 WRL VKAM Emerging Growth                                           96.52%     41.07%      N/A            31.01%     03/01/1993
 WRL Alger Aggressive Growth                                        60.84%     34.79%      N/A            28.76%     03/01/1994
 WRL AEGON Balanced                                                 -4.30%      9.67%      N/A             7.21%     03/01/1994
 WRL Federated Growth & Income                                     -11.69%      9.74%      N/A             7.49%     03/01/1994
 WRL Dean Asset Allocation                                         -12.86%     N/A         N/A             8.72%     01/03/1995
 WRL C.A.S.E. Growth                                                26.12%     N/A         N/A            17.08%     05/01/1995
 WRL NWQ Value Equity                                                0.56%     N/A         N/A             8.72%     05/01/1996
 WRL GE International Equity                                        17.34%     N/A         N/A            12.43%     01/02/1997
 WRL GE U.S. Equity                                                 10.88%     N/A         N/A            20.33%     01/02/1997
 WRL Third Avenue Value                                              8.22%     N/A         N/A            -0.46%     01/02/1998
 WRL J.P. Morgan Real Estate Securities                            -11.01%     N/A         N/A           -16.41%     05/01/1998
 WRL Goldman Sachs Growth                                           N/A        N/A         N/A            10.48%     05/03/1999
 WRL Goldman Sachs Small Cap                                        N/A        N/A         N/A            10.39%     05/03/1999
 WRL T. Rowe Price Dividend Growth                                  N/A        N/A         N/A           -14.20%     05/03/1999
 WRL T. Rowe Price Small Cap                                        N/A        N/A         N/A            31.29%     05/03/1999
 WRL Salomon All Cap                                                N/A        N/A         N/A             8.57%     05/03/1999
 WRL Pilgrim Baxter Mid Cap Growth                                  N/A        N/A         N/A            70.46%     05/03/1999
 WRL Dreyfus Mid Cap                                                N/A        N/A         N/A             0.27%     05/03/1999
 WRL Value Line Aggressive Growth                                   N/A        N/A         N/A            N/A        05/01/2000
 WRL Great Companies -- America(SM)                                 N/A        N/A         N/A            N/A        05/01/2000
 WRL Great Companies -- Technology(SM)                              N/A        N/A         N/A            N/A        05/01/2000
 Fidelity VIP Equity-Income Portfolio --                            N/A        N/A         N/A            N/A        05/01/2000
  Service Class 2
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --      N/A        N/A         N/A            N/A        05/01/2000
  Service Class 2
 Fidelity VIP III Growth Opportunities Portfolio --                 N/A        N/A         N/A            N/A        05/01/2000
  Service Class 2

 * Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.

** Refers to the date when the separate account first invested in the underlying portfolios.

NON-STANDARDIZED PERFORMANCE DATA


     In addition to the standardized data discussed above, similar performance data for other periods may also be shown.


     We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.


     All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.


     Based on the method of calculation described in the SAI, the non-standardized average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one, five and ten-year periods ended December 31, 1999 are shown in Table 2 below. Total returns shown in Table 2 reflect deductions of 1.10% for the mortality and expense risk charge, 0.15% for the administrative charge and $30 for the annual Contract charge. (Based on an average Contract size of $62,770, the annual Contract charge translates into a charge of 0.05%.) Total returns assume that the Contract is not surrendered and therefore the withdrawal charge is not deducted.

                                                            TABLE 2
                                NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                                                     (ASSUMES NO SURRENDER)
                                                                   1 YEAR     5 YEARS   10 YEARS   INCEPTION OF THE   SUBACCOUNT
                                                                    ENDED      ENDED      ENDED      SUBACCOUNT TO    INCEPTION
 SUBACCOUNT                                                       12/31/99   12/31/99   12/31/99      12/31/99**        DATE**
 WRL J.P. Morgan Money Market*                                       3.50%      3.88%      3.46%           3.73%     02/24/1989
 WRL AEGON Bond                                                     -4.19%      6.02%      6.00%           6.69%     02/24/1989
 WRL Janus Growth                                                   57.62%     38.14%     22.09%          23.48%     02/24/1989
 WRL Janus Global                                                   68.90%     31.28%      N/A            26.31%     12/03/1992
 WRL LKCM Strategic Total Return                                    10.63%     15.05%      N/A            12.43%     03/01/1993
 WRL VKAM Emerging Growth                                          102.52%     41.17%      N/A            31.01%     03/01/1993
 WRL Alger Aggressive Growth                                        66.84%     34.91%      N/A            28.76%     03/01/1994
 WRL AEGON Balanced                                                  1.70%      9.95%      N/A             7.21%     03/01/1994
 WRL Federated Growth & Income                                      -5.69%     10.01%      N/A             7.49%     03/01/1994
 WRL Dean Asset Allocation                                          -6.86%     N/A         N/A             9.01%     01/03/1995
 WRL C.A.S.E. Growth                                                32.12%     N/A         N/A            17.32%     05/01/1995
 WRL NWQ Value Equity                                                6.56%     N/A         N/A             9.37%     05/01/1996
 WRL GE International Equity                                        23.34%     N/A         N/A            13.48%     01/02/1997
 WRL GE U.S. Equity                                                 16.88%     N/A         N/A            21.25%     01/02/1997
 WRL Third Avenue Value                                             14.22%     N/A         N/A             2.53%     01/02/1998
 WRL J.P. Morgan Real Estate Securities                             -5.01%     N/A         N/A           -12.43%     05/01/1998
 WRL Goldman Sachs Growth                                           N/A        N/A         N/A            16.48%     05/03/1999
 WRL Goldman Sachs Small Cap                                        N/A        N/A         N/A            16.39%     05/03/1999
 WRL T. Rowe Price Dividend Growth                                  N/A        N/A         N/A            -8.20%     05/03/1999
 WRL T. Rowe Price Small Cap                                        N/A        N/A         N/A            37.29%     05/03/1999
 WRL Salomon All Cap                                                N/A        N/A         N/A            14.57%     05/03/1999
 WRL Pilgrim Baxter Mid Cap Growth                                  N/A        N/A         N/A            76.46%     05/03/1999
 WRL Dreyfus Mid Cap                                                N/A        N/A         N/A             6.27%     05/03/1999
 WRL Value Line Aggressive Growth                                   N/A        N/A         N/A            N/A        05/01/2000
 WRL Great Companies -- America(SM)                                 N/A        N/A         N/A            N/A        05/01/2000
 WRL Great Companies -- Technology(SM)                              N/A        N/A         N/A            N/A        05/01/2000
 Fidelity VIP Equity-Income Portfolio --                            N/A        N/A         N/A            N/A        05/01/2000
  Service Class 2
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --      N/A        N/A         N/A            N/A        05/01/2000
  Service Class 2
 Fidelity VIP III Growth Opportunities Portfolio --                 N/A        N/A         N/A            N/A        05/01/2000
  Service Class 2

 * Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.

** Refers to the date when the separate account first invested in the underlying portfolios.

     ADJUSTED HISTORICAL PERFORMANCE DATA. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.


     Because the separate account has been invested in portfolio shares since the inception of the class of portfolio shares held by the separate account, the adjusted historic portfolio data for the Contract corresponds to the performance data displayed in Tables 1 and 2 of Appendix B.